Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) (Tables)	3 Months Ended
Dec. 31, 2018
Selected Condensed Financial Data for the Three Months Ended December 31, 2017 (Unaudited) [Abstract]
Results of Operations
The following tables present condensed unaudited comparative information for the three months ended December 31, 2017:

Results of Operations	Three months ended December 31,
2017
Total revenues	$666,587
Expenses:
Vessel Operating Expenses	(601,787)
Voyage Expenses	(28,440)
Management fees to related party	(24,120)
Depreciation and amortization	(107,925)
General and administrative expenses
- Company administration expenses	(35,834)
- Public registration costs	(115,761)
Total Expenses	(913,867)
Other Income/ (Expenses):
Total Other Expenses	(578)
Net loss and comprehensive loss	$(247,858)
Loss per common share, basic and diluted	$(0.26)

Cash Flows
Cash Flows	Three months ended December 31,
2017
Net cash used in operating activities	$(349,798)
Net decrease in cash and cash equivalents	$(349,798)

Balance Sheet Data
Balance Sheet Data	December 31,
2017
Cash and cash equivalents	$486,670
Vessel, net	7,293,118
Working Capital (1)	202,300
Other non-current assets	750,366
Total Assets	9,215,971
Retained Earnings	630,784
Total shareholders’ equity	8,245,784

(1) The Company defines working capital as current assets less current liabilities.